ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)											3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 25, 2024	Sep. 09, 2024	Nov. 21, 2023	Sep. 07, 2023	Jul. 13, 2023	Feb. 20, 2023	Oct. 25, 2022	Jun. 03, 2022	Feb. 15, 2022	Dec. 20, 2021	Nov. 30, 2023 [1]	May 31, 2025	May 31, 2024	Aug. 31, 2024		Aug. 31, 2023		Apr. 12, 2024	Dec. 16, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value												$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Shares issued for services																500
Common stock, shares issued		25,685,591								101,779,323		27,180,631		25,685,591		25,577,734
Common stock, shares outstanding										101,779,323		27,180,631		25,685,591		25,577,734
Issuance of shares			373,822
Purchase price			$ 2.50
Gross proceeds																$ 1,143,728
Reverse stock split description		1:4 Reverse Stock Split										1:4 Reverse Stock Split, each 4 pre-split
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued		25,685,591
Reverse stock split description		1:4 Reverse Stock Split
Consulting Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares	815,419
Percentage of consideration for services	3.00%
Consulting Services [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares	815,419
Percentage of consideration for services	3.00%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for services											14,402			14,402	[2]
Common stock, shares issued														102,742,362
Issuance of shares											93,455			93,455	[2]	114,385	[2]
Gross proceeds																$ 1,068,728
Ms Ang Lee Kim Jane [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares									74,074
Purchase price									$ 2.50
Gross proceeds									$ 185,185
Ms Ang Lee Kim Jane [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares									6,000,000
Mr Wong Hon Wai [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares								5,000
Purchase price								$ 2.50
Gross proceeds								$ 12,500
Mr Wong Hon Wai [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares								6,000,000
Regulation S Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares			8,658	365,164	250,132	57,783
Purchase price			$ 2.50	$ 2.50	$ 2.50	$ 2.50
Eleven Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares						57,783
Purchase price						$ 2.50
Gross proceeds						$ 144,443
Eleven Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares						6,000,000
31 Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares					250,132
Purchase price					$ 2.50
Gross proceeds					$ 625,330
31 Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares					6,000,000
71 Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares				365,164
Purchase price				$ 2.50
Gross proceeds				$ 912,889
71 Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares				6,000,000
Wong Chun Shoong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares			8,658
Purchase price			$ 2.50
Gross proceeds			$ 21,645
Wong Chun Shoong [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares			6,000,000
Investor One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares							129,621
Investor Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares							15,000
Eight Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price							$ 2.50
Gross proceeds							$ 361,553
Eight Investors [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares							6,000,000
15 Referral Agents [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares			52,107										52,107	52,107
Two Individuals [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for services			5,500											5,500
Allotment Transactions [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued										98,809,323
Round 2 Stockholders Offerings [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares												6,000,000		6,000,000
Purchase price												$ 2.50		$ 2.50
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares	679,516
Percentage of consideration for services	2.50%
IPO [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares	679,516
Percentage of consideration for services	2.50%
WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										67.34%
Shares issued for services										2,000,000
Share Transfer Agreement [Member] | Low Wai Koon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted stock award shares										2,000,000
Ownership percentage										67.34%
Sale of stock price per share										$ 100
Securities Purchase Agreement [Member] | Low Wai Koon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted stock award shares										2,000,000
Common stock, par value										$ 0.001
Ownership percentage										67.34%
Sale of stock price per share										$ 100
Share Exchange Agreement [Member] | Ong Bee Chen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										0.01%
Issuance of shares										6,000
Share Exchange Agreement [Member] | Ong Bee Chen [Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										50.00%
Share Exchange Agreement [Member] | Chan Kok Wei [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										0.02%
Issuance of shares										24,000
Share Exchange Agreement [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										0.02%
Issuance of shares										24,000
Share Exchange Agreement [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										0.01%
Issuance of shares										6,000
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										0.05%
Issuance of shares										49,320
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										0.009%
Issuance of shares										8,280
Share Exchange Agreement One [Member] | WKL Eco Earth Holdings[Member] | WKLEE Sellers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										0.014%
Issuance of shares										14,400
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Tan Soon Hock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										6.91%
Issuance of shares										7,037,762
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Ivan Oh Joon Wern [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										2.48%
Issuance of shares										2,520,000
Investment Exchange Agreement [Member] | Evo Air Group [Member] | Relevant Interest Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										5.90%
Issuance of shares										6,001,794
IPAssignment [Member] | WKL Eco Earth Holdings[Member] | WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										62.25%
Issuance of shares										63,362,756
IPAssignment [Member] | WKL Eco Earth Holdings[Member] | Allegro Investment Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										14.05%
Issuance of shares										14,297,259
IPAssignment [Member] | WKL Edo Earth Holdindings [Member] | Certain Nominees [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										5.39%
Issuance of shares										5,487,752
Share Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price							$ 2.50
Gross proceeds							$ 361,553
Share Subscription Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares							6,000,000
Share Subscription Agreement [Member] | Regulation S Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares							129,621
Share Subscription Agreement [Member] | Regulation D Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of shares							15,000
Purchase price							$ 2.50
EvoAir International Limited [Member] | Share Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration price										$ 100

[1]	Retroactively restated to reflect 1-for-4 share consolidation effective on September 11, 2024
[2]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.